INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories	Inventories, net of provision for inventories, are summarized as follows:
	December 31,
	2016	2017	2017
	CNY	CNY	US$

Materials and supplies	8,437	—	—
Finished goods	2,120	—	—
	10,557	—	—